Debt issued measured at amortized cost (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Issued Held At Amortized Cost [Line Items]
Hedge accounting impact on carrying amount	$ 1,099	$ (298)
UBS AG
Debt Issued Held At Amortized Cost [Line Items]
Hedge accounting impact on carrying amount	$ 574	$ 282